UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Core Plus Bond Fund

Eaton Vance

AMT-Free Municipal Income Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 115.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.3%
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,582,308

		$10,582,308

Education — 9.8%
Arizona State University, 5.00%, 7/1/35	$500	$579,050
Arizona State University, 5.00%, 7/1/36	750	867,105
Arizona State University, 5.00%, 7/1/37	750	865,643
Arizona State University, 5.00%, 7/1/38	1,000	1,152,890
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,749,000
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/42	2,125	2,479,599
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/43	2,005	2,164,418
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/38	380	462,357
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,181,365
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,041,060
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/30	625	758,456
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/31	325	393,114
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/32	500	602,330
University of California, 5.25%, 5/15/35	3,555	4,198,099
University of Nebraska, 5.00%, 5/15/35	1,000	1,171,630
University of Nebraska, 5.00%, 7/1/35	3,000	3,523,110
West Virginia University, 5.00%, 10/1/31	3,000	3,356,280

		$31,545,506

Electric Utilities — 4.5%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,757,010
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,733,664
Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	236,866
Northern Municipal Power Agency, MN, 5.00%, 1/1/32	210	247,792
Northern Municipal Power Agency, MN, 5.00%, 1/1/33	235	276,266
Northern Municipal Power Agency, MN, 5.00%, 1/1/34	210	246,145
Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	199,260
Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	187,262
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,528,976
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,385,181
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	2,700	2,846,367

		$14,644,789

1

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 13.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$956,226
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,440,912
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	10,000	10,000,000
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,113,892
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	536,933
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	310	323,346
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	2,730	2,847,526
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,480,934
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,292,224
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,585,220
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,745	3,869,371
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,155	1,205,693
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,637,920

		$42,290,197

General Obligations — 13.4%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/36	$1,000	$1,174,010
California, 5.00%, 10/1/26	1,300	1,562,145
California, 5.00%, 10/1/27	630	756,599
California, 5.25%, 10/1/29	560	633,332
California, 5.25%, 10/1/32	3,480	3,919,489
Chicago Board of Education, IL, 5.00%, 12/1/21	230	242,243
District of Columbia, 5.00%, 6/1/37(1)	7,000	8,400,840
Erie County, PA, 5.00%, 9/1/25	500	601,320
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,129,410
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,346,167
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,341,567
Illinois, 5.00%, 11/1/28	3,600	3,909,996
Illinois, 5.00%, 11/1/29	1,400	1,515,094
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,115,289
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,063,486
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	7,700	8,113,644
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,293,515
University of Connecticut, 5.00%, 2/15/32	650	732,193
Wentzville R-IV School District, MO, 0.00%, 3/1/29	500	360,800

		$43,211,139

2

Security	Principal Amount (000’s omitted)	Value
Hospital — 17.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$592,555
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	1,090	1,375,972
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,529,022
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,975,644
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,629,015
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,488,306
California Statewide Communities Development Authority, (John Muir Health), Prerefunded to 7/1/19, 5.00%, 7/1/29	1,330	1,397,923
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,341,130
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,246,738
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,331,760
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,336,727
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,594,451
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,621,466
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,480,474
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	315	360,754
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,489,540
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/29	1,450	1,704,040
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	3,380	3,525,306
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,845,000
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,067,760
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,708,150

		$56,641,733

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	$285	$236,550

		$236,550

Industrial Development Revenue — 0.9%
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,925,172

		$2,925,172

Insured-Education — 0.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,183,020

		$2,183,020

Insured-Electric Utilities — 2.4%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$5,698,908
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	2,064,376

		$7,763,284

3

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.8%
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	$1,040	$1,087,081
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,455,308

		$2,542,389

Insured-General Obligations — 0.1%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$152,144

		$152,144

Insured-Lease Revenue/Certificates of Participation — 1.7%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,432,465

		$5,432,465

Insured-Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,383,422

		$5,383,422

Insured-Special Tax Revenue — 6.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,223,775
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,585,380
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,336,501
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	1,038,981
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	1,941,503
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,275,197

		$20,401,337

Insured-Transportation — 3.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,142,940
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,138,140
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	897,255
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,690,719
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,910,928

		$10,779,982

Insured-Water and Sewer — 2.3%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,196,332
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	746,281
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	641,936
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	317,234
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	638,343

		$7,540,126

4

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 3.1%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$446,828
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	300,000
New York City Transitional Finance Authority, NY, (Building Aid), 6.00%, 7/15/38	7,250	7,425,740
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,685	1,693,897

		$9,866,465

Senior Living/Life Care — 3.8%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$1,480	$1,193,087
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	687,545
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,267,489
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,810,704
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	171,653
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	707,566
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(4)	1,575	1,764,725
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(4)	2,325	2,570,613

		$12,173,382

Special Tax Revenue — 2.6%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$1,000	$1,000,040
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,385,376
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/33	2,500	3,050,775
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	1,375	1,042,992
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(5)	2,340	941,850
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,030	1,030,062

		$8,451,095

Transportation — 18.9%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$463,995
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	4,225	4,912,957
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,305,018
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,726,183
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	725	837,099
Denver City and County, CO, Airport System Revenue, 1.813%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(6)	1,540	1,544,835
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,229,833
Illinois Toll Highway Authority, 5.00%, 1/1/39	850	1,001,487
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	2,495	2,951,211
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	430	448,236
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	960	1,002,778
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,488,256
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,813,239
Pennsylvania Turnpike Commission, 6.375%, 12/1/38	11,500	14,703,670
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,983,553

5

Security	Principal Amount (000’s omitted)	Value
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	$3,500	$3,922,380
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,262,653
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	6,255	6,465,481

		$61,062,864

Water and Sewer — 4.7%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,483,763
El Paso, TX, Water and Sewer Revenue, 5.00%, 3/1/31	1,080	1,301,778
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(1)	5,280	5,381,904

		$15,167,445

Total Tax-Exempt Municipal Securities — 115.1% (identified cost $345,329,579)		$370,976,814

Taxable Municipal Securities — 0.0%(7)

Other Revenue — 0.0%(7)
Otero County, NM, Jail Project Revenue, 8.75%, 4/1/18	$120	$119,993

Total Taxable Municipal Securities — 0.0%(7) (identified cost $120,000)		$119,993

Total Investments — 115.1% (identified cost $345,449,579)		$371,096,807

Other Assets, Less Liabilities — (15.1)%		$(48,702,513)

Net Assets — 100.0%		$322,394,294

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	22.4%
New York	19.4%
Others, representing less than 10% individually	73.3%

6

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 16.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	The issuer is in default on the payment of principal but continues to pay interest.

(3)	Security is in default and making only partial interest payments.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $6,029,235 or 1.9% of the Fund’s net assets.

(5)	Issuer is in default with respect to interest payments.

(6)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(7)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	145	Short	Mar-18	$(17,986,797)	$54,515
U.S. Long Treasury Bond	121	Short	Mar-18	(18,513,000)	37,585

					$92,100

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

Currency Abbreviations:

USD	-	United States Dollar

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $92,100.

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$370,976,814	$—	$370,976,814
Taxable Municipal Securities	—	119,993	—	119,993
Total Investments	$—	$371,096,807	$—	$371,096,807
Futures Contracts	$92,100	$—	$—	$92,100
Total	$92,100	$371,096,807	$—	$371,188,907

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Core Plus Bond Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 26.3%

Security	Principal Amount* (000’s omitted)	Value
Aerospace & Defense — 1.2%
Azul Investments, LLP, 5.875%, 10/26/24(1)	1,400	$1,394,750

		$1,394,750

Banks — 0.6%
Santander Issuances SAU, 5.179%, 11/19/25	600	$648,896

		$648,896

Diversified Financial Services — 2.1%
Banco BTG Pactual SA, 5.75%, 9/28/22(1)	200	$200,520
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)	390	404,824
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)	1,485	1,436,738
UBS Group Funding Switzerland AG, 4.253%, 3/23/28(1)	425	448,547

		$2,490,629

Electric Utilities — 1.6%
Enel Finance International NV, 3.625%, 5/25/27(1)	1,090	$1,084,798
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)	753	771,825

		$1,856,623

Electrical and Electronic Equipment — 0.2%
Avnet, Inc., 4.625%, 4/15/26	210	$216,898

		$216,898

Foods — 1.6%
BRF GmbH, 4.35%, 9/29/26(1)	640	$622,074
ESAL GmbH, 6.25%, 2/5/23(1)	1,365	1,303,575

		$1,925,649

Home Construction — 1.2%
MDC Holdings, Inc., 6.00%, 1/15/43	1,420	$1,395,150

		$1,395,150

Mining — 1.3%
Teck Resources, Ltd., 5.20%, 3/1/42	470	$467,650
Yamana Gold, Inc., 4.625%, 12/15/27(1)	1,085	1,092,461

		$1,560,111

Miscellaneous Manufacturing — 0.9%
Bombardier, Inc., 6.00%, 10/15/22(1)	845	$836,550
Suzano Austria GmbH, 7.00%, 3/16/47(1)	227	261,050

		$1,097,600

Security	Principal Amount* (000’s omitted)		Value
Oil and Gas — 6.1%
Ecopetrol SA, 5.875%, 5/28/45		1,020	$1,044,992
Hess Corp., 4.30%, 4/1/27		915	918,688
Nabors Industries, Inc., 5.10%, 9/15/23		58	54,520
National Oilwell Varco, Inc., 3.95%, 12/1/42		1,075	954,542
Oceaneering International, Inc., 4.65%, 11/15/24		1,615	1,573,207
Petrobras Global Finance BV, 5.625%, 5/20/43		1,465	1,314,676
Rowan Cos., Inc., 4.75%, 1/15/24		490	433,650
Rowan Cos., Inc., 5.40%, 12/1/42		348	261,000
YPF SA, 7.00%, 12/15/47(1)		570	566,295

			$7,121,570

Pipelines — 1.4%
Kinder Morgan Energy Partners, L.P., 4.70%, 11/1/42		1,095	$1,063,015
Sunoco Logistics Partners Operations L.P., 3.90%, 7/15/26		585	573,338

			$1,636,353

Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates, L.P., 4.60%, 10/15/24		950	$847,832
CBL & Associates, L.P., 5.95%, 12/15/26		690	642,816

			$1,490,648

Retail-Specialty and Apparel — 4.6%
L Brands, Inc., 6.75%, 7/1/36		235	$236,175
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		2,477	1,996,949
Nordstrom, Inc., 5.00%, 1/15/44		1,445	1,396,944
Signet UK Finance PLC, 4.70%, 6/15/24		1,248	1,230,244
Tapestry, Inc., 4.125%, 7/15/27		461	465,265

			$5,325,577

Technology — 1.6%
Seagate HDD Cayman, 4.875%, 6/1/27		1,178	$1,128,150
Seagate HDD Cayman, 5.75%, 12/1/34		820	789,445

			$1,917,595

Telecommunications — 0.2%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	5,500	$261,130

			$261,130

Toys, Games & Hobbies — 0.3%
Mattel, Inc., 5.45%, 11/1/41		230	$191,475
Mattel, Inc., 6.75%, 12/31/25(1)		160	162,552

			$354,027

Transportation — 0.1%
A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)		170	$170,933

			$170,933

Total Corporate Bonds & Notes (identified cost $30,091,736)			$30,864,139

Commercial Mortgage-Backed Securities — 10.4%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.441%, 12/10/54(1)(2)	$400	$336,920
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.123%, 3/10/48(1)(2)	600	506,933
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.661%, 4/15/47(1)(2)	615	554,307
Series 2014-C21, Class D, 4.662%, 8/15/47(1)(2)	500	430,297
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(2)	486	422,440
Series 2014-C25, Class C, 4.446%, 11/15/47(2)	770	768,219
Series 2014-C25, Class D, 3.946%, 11/15/47(1)(2)	1,000	785,016
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	284	284,725
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(2)	500	379,349
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 1.95%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	1,250	1,251,557
Motel 6 Trust
Series 2017-MTL6, Class C, 2.877%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	992	994,398
Series 2017-MTL6, Class E, 4.727%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(3)	992	997,494
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.545%, 5/10/45(1)(2)	850	854,166
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	1,000	792,578
Series 2015-C29, Class D, 4.225%, 6/15/48(2)	1,000	866,877
Series 2015-NXS1, Class D, 4.102%, 5/15/48(2)	150	134,079
Series 2015-SG1, Class C, 4.469%, 9/15/48(2)	1,023	1,001,289
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	940	651,754
Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(2)	165	132,477

Total Commercial Mortgage-Backed Securities (identified cost $12,121,735)		$12,144,875

Asset-Backed Securities — 15.7%

Security	Principal Amount (000’s omitted)	Value
Automotive — 2.6%
American Credit Acceptance Receivables Trust
Series 2017-4, Class A, 2.00%, 7/10/20(1)	$450	$449,961
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(1)	375	375,014
Series 2012-3A, Class B, 3.04%, 3/20/19(1)	170	170,204
Series 2013-1A, Class B, 2.62%, 9/20/19(1)	1,205	1,206,685
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	700	704,800

Security	Principal Amount (000’s omitted)	Value
First Investors Auto Owner Trust
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	$138	$137,439

		$3,044,103

Other — 8.6%
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$318	$331,020
Conn Funding II L.P.
Series 2016-B, Class B, 7.34%, 3/15/19(1)	396	399,157
Series 2017-A, Class A, 2.73%, 7/15/19(1)	358	357,935
Series 2017-B, Class A, 2.73%, 7/15/20(1)	595	594,800
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class A, 2.39%, 4/17/23(1)	825	825,846
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	866	877,662
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	845	844,329
OneMain Financial Issuance Trust
Series 2014-2A, Class B, 3.02%, 9/18/24(1)	500	500,848
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	223	222,862
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	775	777,654
Series 2017-1A, Class B, 3.65%, 6/15/23(1)	600	605,669
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	338	338,702
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	959	960,117
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	44	43,765
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	68	67,548
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	962	968,931
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(4)	876	884,992
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 3.177%, (1 mo. USD LIBOR + 1.70%), 12/15/20(1)(3)	500	503,078

		$10,104,915

Single Family Home Rental — 1.0%
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	$283	$281,527
Invitation Homes Trust
Series 2017-SFR2, Class B, 2.641%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(3)	635	637,521
Tricon American Homes
Series 2016-SFR1, Class D, 3.886%, 11/17/33(1)	200	201,670

		$1,120,718

Whole Business — 3.5%
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	$1,216	$1,242,697
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	741	752,207
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	978	982,746

Security	Principal Amount (000’s omitted)		Value
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)		$1,075	$1,103,157

			$4,080,807

Total Asset-Backed Securities (identified cost $18,318,155)			$18,350,543

Foreign Government Bonds — 11.8%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Republic of Argentina, 7.82%, 12/31/33	EUR	358	$502,914

			$502,914

Australia — 1.5%
Queensland Treasury Corp., 5.50%, 6/21/21(5)	AUD	1,995	$1,719,252

			$1,719,252

Brazil — 0.9%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	3,350	$1,011,171

			$1,011,171

Canada — 2.2%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	1,345	$1,044,467
Canada Housing Trust, 1.50%, 12/15/21(1)	CAD	680	530,973
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	55	46,432
Canadian Government Bond, 0.75%, 3/1/21	CAD	1,200	924,306

			$2,546,178

Malaysia — 0.7%
Malaysia Government Bond, 3.441%, 2/15/21	MYR	3,415	$846,319

			$846,319

Mexico — 2.3%
Mexican Bonos, 7.75%, 5/29/31	MXN	53,110	$2,705,267

			$2,705,267

Supranational — 3.5%
European Bank for Reconstruction & Development, 9.25%, 12/2/20	IDR	7,910,000	$632,707
European Investment Bank, 7.20%, 7/9/19(1)	IDR	6,590,000	497,743
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	1,065	774,429
International Finance Corp., 6.30%, 11/25/24	INR	51,450	812,731
International Finance Corp., 7.80%, 6/3/19	INR	40,700	657,967
International Finance Corp., 8.25%, 6/10/21	INR	46,500	779,829

			$4,155,406

Security	Principal Amount (000’s omitted)		Value
Uruguay — 0.3%
Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	11,725	$409,517

			$409,517

Total Foreign Government Bonds (identified cost $13,837,601)			$13,896,024

Senior Floating-Rate Loans — 0.6%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Health Care — 0.4%
BioClinica, Inc., Term Loan, 5.625%, (3 mo. USD LIBOR + 4.25%), 10/20/23		$527	$516,205

			$516,205

Retailers (Except Food and Drug) — 0.2%
Neiman Marcus Group Ltd., LLC, Term Loan, 4.642%, (1mo. USD LIBOR + 3.25%), 10/25/20		$230	$188,019

			$188,019

Total Senior Floating-Rate Loans (identified cost $737,177)			$704,224

Convertible Bonds — 1.2%

Security	Principal Amount (000’s omitted)		Value
Oil and Gas — 1.2%
Nabors Industries, Inc., 0.75%, 1/15/24(1)		$1,860	$1,429,875

Total Convertible Bonds (identified cost $1,517,904)			$1,429,875

Convertible Preferred Stocks — 0.4%

Security	Shares		Value
Diversified Financial Services — 0.2%
AMG Capital Trust II, 5.15%		3,250	$207,187

			$207,187

Oil and Gas — 0.2%
Chesapeake Energy Corp., 5.75%		400	$230,750

			$230,750

Total Convertible Preferred Stocks (identified cost $509,378)			$437,937

Common Stocks — 0.1%

Security	Shares	Value
Oil and Gas — 0.1%
Frontera Energy Corp.(7)	2,730	$84,453

Total Common Stocks (identified cost $394,575)		$84,453

U.S. Treasury Obligations — 6.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(8)	$4,114	$4,080,862
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(8)	3,988	3,963,179

Total U.S. Treasury Obligations (identified cost $8,072,114)		$8,044,041

Short-Term Investments — 26.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(9)	30,438,200	$30,435,157

Total Short-Term Investments (identified cost $30,440,554)		$30,435,157

Total Investments — 99.4% (identified cost $116,040,929)		$116,391,268

Other Assets, Less Liabilities — 0.6%		$661,645

Net Assets — 100.0%		$117,052,913

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $42,156,728 or 36.0% of the Fund’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2017.

(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at December 31, 2017.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2017, the aggregate value of these securities is $1,719,252 or 1.5% of the Fund’s net assets.

(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(7)	Non-income producing security.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2017 was $81,804.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	76.5%	$89,012,167
Brazil	5.2	6,107,816
Canada	4.2	4,942,839
Supranational	3.6	4,155,406
Mexico	2.9	3,371,221
Australia	1.5	1,719,252
Colombia	1.0	1,129,445
Italy	0.9	1,084,798
Argentina	0.9	1,069,209
Malaysia	0.7	846,319
Trinidad and Tobago	0.7	771,825
Spain	0.6	648,896
Ireland	0.4	503,078
Switzerland	0.4	448,547
Uruguay	0.4	409,517
Denmark	0.1	170,933

Total Investments	100.0%	$116,391,268

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$30,864,139	$—	$30,864,139
Commercial Mortgage-Backed Securities	—	12,144,875	—	12,144,875
Asset-Backed Securities	—	18,350,543	—	18,350,543
Foreign Government Bonds	—	13,896,024	—	13,896,024
Senior Floating-Rate Loans	—	704,224	—	704,224
Convertible Bonds	—	1,429,875	—	1,429,875
Convertible Preferred Stocks	207,187	230,750	—	437,937
Common Stocks	84,453	—	—	84,453
U.S. Treasury Obligations	—	8,044,041	—	8,044,041
Short-Term Investments	—	30,435,157	—	30,435,157
Total Investments	$291,640	$116,099,628	$—	$116,391,268

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018